Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000013290
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New Alternatives Fund
Average Annual Return, Percent	15.19%	12.25%	5.65%	7.08%
C000146229
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New Alternatives Fund
Without Sales Load [Member] | C000013290
Average Annual Return [Line Items]
Average Annual Return, Percent	19.36%	16.31%	6.40%	7.60%
Without Sales Load [Member] | C000146229
Average Annual Return [Line Items]
Average Annual Return, Percent	19.22%	16.03%	6.14%	7.34%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%